Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
The number of authorized and outstanding incentive units outstanding for periods prior to the IPO was as follows:

	As of December 31, 2017
	Authorized Units	Outstanding Units

Incentive units	16,229,445	15,791,871
Class A incentive units	3,000,000	—
Class B incentive units	3,000,000	3,000,000
Total	22,229,445	18,791,871

Schedule of Share-based Compensation, Performance Shares Award Activity
The number and weighted-average grant date fair value for unvested incentive units granted and outstanding was as follows:

	Incentive Units	Weighted- Average Grant Date Fair Value

Incentive units:
Unvested units outstanding at January 1, 2016	4,649,737	$2.16
Granted	4,338,813	3.66
Vested	(2,768,549)	1.93
Forfeited or cancelled	(543,209)	3.03
Unvested units outstanding at December 31, 2016	5,676,792	3.34
Granted	2,462,220	4.07
Vested	(2,441,133)	3.11
Forfeited or cancelled	(87,229)	3.23
Unvested units outstanding at December 31, 2017	5,610,650	3.76
Vested	(500,749)	3.66
Forfeited or cancelled	(8,182)	3.20
Incentive units converted or exchanged in connection with the IPO	(5,101,719)	3.77
Unvested units outstanding at December 31, 2018	—	$—
Class B incentive units:
Unvested units outstanding at December 31, 2016	—	$—
Granted	3,000,000	6.05
Unvested units outstanding at December 31, 2017	3,000,000	6.05
Incentive units converted or exchanged in connection with the IPO	(3,000,000)	6.05
Unvested units outstanding at December 31, 2018	—	$—
The following table summarizes the Class B incentive unit activity for the years ended December 31, 2017 and 2018:

	Number of Units	Weighted- Average Threshold Price	Weighted Average Catch-up Price	Aggregate Intrinsic Value(1) (in millions)

Class B incentive units:
Class B incentive units outstanding at December 31, 2016	—	$—	$—
Class B incentive units granted	3,000,000	9.42	2.64
Class B incentive units outstanding at December 31, 2017	3,000,000	9.42	2.64	$5.2
Class B incentive units converted or exchanged in connection with the IPO	(3,000,000)	9.42	2.64
Class B incentive units outstanding at December 31, 2018	—	$—	$—	$—
________________

(1)	Aggregate intrinsic value is calculated as the difference between the fair value of the common unit on December 31, 2017 and the threshold price less the catch-up price.
The following table summarizes the incentive unit activity for the years ended December 31, 2016, 2017 and 2018:

	Number of Units	Weighted- Average Threshold Price	Weighted- Average Catch-up Price	Aggregate Intrinsic Value(1) (in millions)

Incentive units:
Incentive units outstanding at January 1, 2016	10,557,437	$4.34	$2.43
Incentive units granted	4,338,813	9.42	4.06
Incentive units redeemed	(353,357)	1.00	—
Incentive units forfeited or cancelled	(543,209)	7.43	4.42
Incentive units outstanding at December 31, 2016	13,999,684	5.88	2.92	$42.0
Incentive units granted	2,462,220	9.42	3.03
Incentive units redeemed	(582,804)	3.54	1.78
Incentive units forfeited or cancelled	(87,229)	7.97	4.75
Incentive units outstanding at December 31, 2017	15,791,871	6.50	2.97	77.0
Incentive units forfeited or cancelled	(8,182)	7.86	4.81
Incentive units converted or exchanged in connection with the IPO	(15,783,689)	6.50	2.97
Incentive units outstanding at December 31, 2018	—	$—	$—	$—
Incentive units vested—December 31, 2016	8,322,892	$4.02	$2.39	$35.8
Incentive units vested—December 31, 2017	10,181,221	$4.98	$2.65	$61.9
________________

(1)	Aggregate intrinsic value is calculated as the difference between the fair value of the common unit on December 31, 2016 and 2017, respectively, and the threshold price less the catch-up price.
The number of incentive units outstanding and vested, including Class B incentive units, at the respective threshold price and catch-up price per unit was as follows:

	As of December 31, 2017
	Incentive Units Outstanding		Incentive Units Vested
Threshold Price	Number of Units	Weighted Average Catch-up Price	Number of Units	Weighted Average Catch-up Price

$1.00	4,400,988	$—	4,400,988	$—
1.20	270,593	—	270,593	—
7.86	4,354,669	5.04	3,796,845	5.29
9.42	9,765,621	3.36	1,712,795	4.06
	18,791,871	$2.92	10,181,221	$2.65

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The range of assumptions that were used in estimating the grant date fair value of incentive units under the OPM method were as follows:

	Year Ended December 31,
	2016	2017

Dividend yield	None	None
Volatility	55.00%—60.00%	55.00%
Risk-free interest rate	0.60%—1.20%	1.20%—1.80%
Expected term (years)	1.8—2.0	1.3—1.8

Share-based Compensation, Stock Options, Activity
The following table summarizes the stock option activity for the year ended December 31, 2018:

	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)

Outstanding as of December 31, 2017	—
Granted	5,236,155	$15.00
Exercised	(81,833)	15.00
Forfeited or cancelled	(10,610)	15.00
Outstanding as of December 31, 2018	5,143,712	$15.00	9.4	$44.0
Vested and exercisable as of December 31, 2018	1,224,563	$15.00	9.4	$10.5
The shares of unvested Class A common stock following the exchange of unvested incentive units are summarized as follows:

	Unvested Shares	Weighted- Average Grant Date Fair Value

Unvested Class A common shares outstanding following the Reorganization Transactions	605,390	$6.55
Vested	(237,530)	8.40
Effect of the Rescission Transactions	(367,860)	5.35
Unvested Class A common shares outstanding—December 31, 2018	—	$—
The shares of unvested LLC Units following the conversion of unvested incentive units are summarized as follows:

	Unvested Units	Weighted- Average Grant Date Fair Value

Unvested LLC Units outstanding following the Reorganization Transactions	3,942,674	$7.73
Effect of the Rescission Transactions	605,390	6.55
Cancelled	(4,460)	3.68
Vested	(1,348,282)	7.47
Unvested LLC Units outstanding—December 31, 2018	3,195,322	$7.63

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The grant date fair value of the stock options was determined using the Black Scholes model with the following assumptions:

Dividend yield	None
Volatility	55.00%
Risk-free interest rate	2.97%
Expected term (years)	5.63

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The activity for RSUs of Pluralsight, Inc. and restricted share units of Pluralsight Holdings for the years ended December 31, 2017 and 2018 was as follows:

	Number of RSUs or Units	Weighted-Average Grant Date Fair Value

RSUs of Pluralsight, Inc.:
Balance at December 31, 2016	—	$—
Granted	2,413,300	7.04
Forfeited or cancelled	(234,850)	6.80
Balance at December 31, 2017	2,178,450	7.06
Granted	3,657,656	12.52
Forfeited or cancelled	(289,370)	8.19
Vested	(745,200)	7.29
Balance at December 31, 2018	4,801,536	$11.11
Restricted Share Units of Pluralsight Holdings:
Balance at December 31, 2016	—	$—
Granted	3,000,000	8.24
Balance at December 31, 2017	3,000,000	8.24
Vested	(937,500)	8.24
Balance at December 31, 2018	2,062,500	$8.24

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The fair value of the purchase right for the ESPP is estimated on the date of grant using the Black-Scholes model with the following assumptions for the year ended December 31, 2018:

Dividend yield	None
Volatility	55.00%—65.00%
Risk-free interest rate	2.05%—2.80%
Expected term (years)	0.5—2.0

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Equity-based compensation expense was classified as follows in the accompanying consolidated statements of operations (in thousands):

	Year Ended December 31,
	2016	2017	2018

Cost of revenue	$20	$20	$140
Sales and marketing	1,462	2,624	14,330
Technology and content	2,050	1,966	8,747
General and administrative	2,206	17,171	31,086
Total equity-based compensation	$5,738	$21,781	$54,303